Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2018
Unsecured senior notes
Schedule of unsecured senior notes

	Amounts		Effective interest rate
	As of December 31,
	2017	2018
	RMB	RMB
US$500,000 3.125% notes due 2021	3,242,565	3,413,264	3.37%
US$500,000 3.875% notes due 2026	3,204,792	3,372,879	4.15%
Carrying value	6,447,357	6,786,143
Unamortized discount and debt issuance costs	86,843	77,057
Total principal amounts of unsecured senior notes	6,534,200	6,863,200